Share Based Compensation Expenses (Tables)	12 Months Ended
Mar. 31, 2026
Share Based Compensation Expenses [Abstract]
Schedule of Weighted Average Fair Value of Share Options at Grant Date

With the assistance of an independent third-party appraiser, the adjusted weighted average fair value of share options at grant date was estimated to be $670.94 per ordinary share, by using the Binomial Option Pricing Model with the following assumptions:

Expected dividend yield	-
Expected volatility	122.25%
Risk-free interest rate (per annum)	3.18%
Time to maturity (in years)	4.61

Schedule of Stock Option Activity

A summary of option activity under the employee share option plan as of March 31, 2026 and changes during the year then ended is presented below.

	Number of options	Adjusted weighted average exercise price
Granted	7,813	$400
Forfeiture	(781)	400
Outstanding as of March 31, 2026	7,032	$400
Exercisable as of March 31, 2026	4,688	400

Schedule of Weighted Average Remaining Contractual Life

As at March 31, 2026 the range of exercise prices and weighted average remaining contractual life of outstanding options are presented below.

	Adjusted exercise price	Number of options	Remaining contractual life (years)
Unvested	$400	2,344	0.7
Vested	400	4,688	0.7
Weighted average	$400	7,032	0.7